UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

This report on Form N-CSR relates solely to one of the Registrant's semi-annual reports to shareholders for the period ended November 30, 2020. This report applies to the three portfolios included in John Hancock Managed Account Shares.

John Hancock

Managed Account Shares

Semiannual report 11/30/2020

A message to shareholders

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Managed Account Shares

Table of contents

2	Portfolio summary
5	Managed Account Shares Investment-Grade Corporate Bond Portfolio
6	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
7	Managed Account Shares Securitized Debt Portfolio
8	Your expenses
9	Portfolio's investments
25	Financial statements
28	Financial highlights
30	Notes to financial statements
35	Continuation of investment advisory and subadvisory agreements
47	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       1

Portfolio summary

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

SECTOR COMPOSITION AS OF 11/30/2020 (%)

Financials	18.5
Information technology	15.5
Industrials	12.3
Energy	9.2
Health care	8.6
Consumer discretionary	7.2
Communication services	7.0
Real estate	4.4
Municipal bonds	4.2
Utilities	3.8
Materials	3.2
Foreign government obligations	1.3
Consumer staples	0.8
Other assets and liabilities, net	4.0

As a percentage of net assets.

QUALITY COMPOSITION AS OF 11/30/2020 (%)

AAA	0.3
AA	5.9
A	12.6
BBB	70.2
BB	6.9
Equity	0.1
Other assets and liabilities, net	4.0

As a percentage of net assets.
Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

COUNTRY COMPOSITION AS OF 11/30/2020 (%)

United States	84.3
United Kingdom	3.2
Ireland	1.7
France	1.6
Australia	1.5
Canada	1.4
Qatar	1.3
Saudi Arabia	1.2
Other countries	3.8
TOTAL	100.0
As a percentage of net assets.

A note about risks

The portfolio is subject to various risks as described in the portfolio's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the portfolio's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       2

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

SECTOR COMPOSITION AS OF 11/30/2020 (%)

Communication services	18.7
Consumer discretionary	16.0
Financials	13.1
Industrials	12.0
Materials	10.9
Energy	8.6
Health care	6.9
Consumer staples	4.9
Information technology	4.0
Utilities	2.1
Real estate	1.7
Other assets and liabilities, net	1.1

As a percentage of net assets.

QUALITY COMPOSITION AS OF 11/30/2020 (%)

BBB	1.5
BB	54.9
B	32.3
CCC and below	8.7
Equity	0.7
Not rated	0.8
Other assets and liabilities, net	1.1

As a percentage of net assets.
Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

COUNTRY COMPOSITION AS OF 11/30/2020 (%)

United States	74.9
Canada	3.8
Netherlands	3.6
United Kingdom	2.8
Brazil	2.3
Mexico	1.9
Switzerland	1.8
United Arab Emirates	1.7
Ireland	1.7
Japan	1.6
Other countries	3.9
TOTAL	100.0
As a percentage of net assets.

A note about risks

The portfolio is subject to various risks as described in the portfolio's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the portfolio's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       3

John Hancock Managed Account Shares Securitized Debt Portfolio

PORTFOLIO COMPOSITION AS OF 11/30/2020 (%)

Asset backed securities	62.8
Collateralized mortgage obligations – Commercial and residential	23.2
Collateralized mortgage obligations – U.S. Government Agency	12.4
Other assets and liabilities, net	1.6

As a percentage of net assets.

QUALITY COMPOSITION AS OF 11/30/2020 (%)

Collateralized mortgage obligations – U.S. Government Agency	12.4
AAA	53.2
AA	3.5
A	8.8
BBB	13.2
Not rated	7.3
Other assets and liabilities, net	1.6

As a percentage of net assets.
Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The portfolio is subject to various risks as described in the portfolio's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the portfolio's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       4

Managed Account Shares Investment-Grade Corporate Bond Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio for the share class and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Corporate Bond Index.

The Bloomberg Barclays U.S. Corporate Bond Index is an unmanaged Index comprises USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

PERFORMANCE CHART

Total returns for the period ended 11-30-20 (%)

	Investment-Grade Corporate Bond Portfolio	Bloomberg Barclays U.S. Corporate Bond Index
Start date	7-9-19	7-9-19
Average annual total returns
1-year	8.02	9.76
Since inception	8.16	9.85
Cumulative returns
6-months	7.57	6.22
Since inception	11.59	14.03

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.91
Net (%)	0.00

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the portfolio.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       5

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio for the share class and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the ICE Bank of America U.S. High Yield Index.

The ICE Bank of America U.S. High Yield Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

PERFORMANCE CHART

Total returns for the period ended 11-30-20 (%)

	Non-Investment-Grade Corporate Bond Portfolio	ICE Bank of America U.S. High Yield Index
Start date	7-9-19	7-9-19
Average annual total returns
1-year	5.08	6.38
Since inception	4.81	5.68
Cumulative returns
6-months	10.79	10.49
Since inception	6.78	8.02

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.98
Net (%)	0.00

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the portfolio.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       6

Managed Account Shares Securitized Debt Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Managed Account Shares Securitized Debt Portfolio for the share class and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Securitized MBS ABS CMBS Index.

The Bloomberg Barclays U.S. Securitized MBS ABS CMBS Index tracks agency mortgage-backed pass-through securities, asset-backed securities, and commercial mortgage-backed securities.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

PERFORMANCE CHART

Total returns for the period ended 11-30-20 (%)

	Securitized Debt Portfolio	Bloomberg Barclays U.S. Securitized MBS ABS CMBS Index
Start date	7-9-19	7-9-19
Average annual total returns
1-year	4.97	4.17
Since inception	4.57	4.24
Cumulative returns
6-months	3.98	0.34
Since inception	6.45	5.97

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.90
Net (%)	0.00

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the portfolio.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       7

Your expenses
As a shareholder of a John Hancock Managed Account Shares, you incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees, and other portfolio expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (June 1, 2020 through November 30, 2020).
Actual expenses/actual returns
The first line in the table on the following page is intended to provide information about a portfolio’s actual ongoing operating expenses, and is based on the portfolio’s actual NAV return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line in the table on the following page allows you to compare a portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the portfolio’s hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the portfolio’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$1,075.70	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$1,107.90	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%
Managed Account Shares Securitized Debt Portfolio
Actual expenses/actual returns	$1,000.00	$1,039.80	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Portfolios' investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 1.3%				$216,000
(Cost $209,200)
Qatar 1.3%				216,000
State of Qatar Bond (A)	3.375	03-14-24	200,000	216,000

Corporate bonds 90.4%				$15,467,562
(Cost $14,835,593)
Communication services 7.0%				1,193,069
Diversified telecommunication services 1.5%
AT&T, Inc.	3.100	02-01-43	57,000	58,296
AT&T, Inc.	3.800	02-15-27	142,000	162,555
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	26,977
Entertainment 0.2%
Activision Blizzard, Inc.	3.400	09-15-26	32,000	36,241
Media 3.6%
Charter Communications Operating LLC	4.200	03-15-28	61,000	70,045
Charter Communications Operating LLC	4.800	03-01-50	110,000	131,844
Charter Communications Operating LLC	5.750	04-01-48	129,000	170,835
Charter Communications Operating LLC	6.484	10-23-45	95,000	135,454
Comcast Corp.	4.049	11-01-52	19,000	24,409
Cox Communications, Inc. (A)	1.800	10-01-30	34,000	34,100
Cox Communications, Inc. (A)	2.950	10-01-50	47,000	48,469
Wireless telecommunication services 1.7%
T-Mobile USA, Inc. (A)	2.050	02-15-28	50,000	51,444
T-Mobile USA, Inc. (A)	3.750	04-15-27	36,000	40,756
T-Mobile USA, Inc. (A)	3.875	04-15-30	105,000	120,423
T-Mobile USA, Inc. (A)	4.500	04-15-50	65,000	81,221
Consumer discretionary 7.2%				1,235,031
Automobiles 2.5%
Daimler Finance North America LLC (A)	3.500	08-03-25	150,000	166,210
General Motors Financial Company, Inc.	3.600	06-21-30	118,000	131,624
General Motors Financial Company, Inc.	4.300	07-13-25	90,000	100,650
Nissan Motor Acceptance Corp. (A)	3.450	03-15-23	27,000	28,061
Hotels, restaurants and leisure 0.7%
Choice Hotels International, Inc.	3.700	12-01-29	50,000	53,899
Choice Hotels International, Inc.	3.700	01-15-31	35,000	38,480
Starbucks Corp.	2.250	03-12-30	20,000	20,957
Internet and direct marketing retail 2.9%
Booking Holdings, Inc.	4.625	04-13-30	38,000	46,669
eBay, Inc.	2.700	03-11-30	90,000	96,175
Expedia Group, Inc.	3.250	02-15-30	85,000	86,147
Expedia Group, Inc.	3.800	02-15-28	140,000	146,897
Expedia Group, Inc.	5.000	02-15-26	116,000	126,655
Multiline retail 0.8%
Dollar General Corp.	3.500	04-03-30	35,000	40,242
Dollar Tree, Inc.	4.200	05-15-28	78,000	92,506
Specialty retail 0.3%
The TJX Companies, Inc.	3.875	04-15-30	50,000	59,859
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.8%				$131,408
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	34,000	43,297
Constellation Brands, Inc.	2.875	05-01-30	15,000	16,433
Food products 0.1%
Cargill, Inc. (A)	2.125	04-23-30	20,000	21,279
Household products 0.3%
The Clorox Company	1.800	05-15-30	49,000	50,399
Energy 9.2%				1,578,117
Oil, gas and consumable fuels 9.2%
Aker BP ASA (A)	4.000	01-15-31	150,000	151,400
Cimarex Energy Company	4.375	06-01-24	25,000	26,983
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	19,000	21,382
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	60,000	60,900
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	49,000	53,352
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	34,000	36,387
Energy Transfer Operating LP	4.250	03-15-23	88,000	92,621
Energy Transfer Operating LP	5.150	03-15-45	58,000	60,061
Energy Transfer Operating LP	5.875	01-15-24	49,000	54,388
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	59,000	58,166
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	30,380
Midwest Connector Capital Company LLC (A)	3.900	04-01-24	20,000	20,297
MPLX LP	4.000	03-15-28	35,000	39,507
MPLX LP	4.125	03-01-27	12,000	13,532
MPLX LP	5.250	01-15-25	38,000	39,044
ONEOK Partners LP	4.900	03-15-25	17,000	18,801
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	86,812
Sabine Pass Liquefaction LLC	5.875	06-30-26	124,000	148,687
Saudi Arabian Oil Company (A)	2.875	04-16-24	200,000	211,283
Sunoco Logistics Partners Operations LP	3.900	07-15-26	58,000	62,168
Sunoco Logistics Partners Operations LP	5.400	10-01-47	60,000	63,896
The Williams Companies, Inc.	3.750	06-15-27	39,000	43,791
The Williams Companies, Inc.	4.550	06-24-24	116,000	130,309
TransCanada PipeLines, Ltd.	4.250	05-15-28	46,000	53,970
Financials 18.5%				3,167,010
Banks 10.4%
Bank of America Corp.	3.248	10-21-27	106,000	117,843
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	50,000	57,445
Barclays PLC	4.375	01-12-26	200,000	228,296
Citigroup, Inc.	3.200	10-21-26	58,000	64,343
Citigroup, Inc.	4.600	03-09-26	91,000	106,485
Citizens Financial Group, Inc.	3.250	04-30-30	30,000	33,639
Credit Agricole SA (A)	3.250	01-14-30	250,000	272,638
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	75,000	76,594
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	200,000	211,767
Regions Financial Corp.	2.250	05-18-25	60,000	63,487
Santander Holdings USA, Inc.	3.244	10-05-26	105,000	113,742
Santander Holdings USA, Inc.	3.450	06-02-25	140,000	151,594
The PNC Financial Services Group, Inc.	3.150	05-19-27	17,000	19,117
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)	6.750	08-01-21	58,000	59,781
Truist Financial Corp.	4.000	05-01-25	42,000	47,632
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	136,000	$148,919
Capital markets 2.8%
Ameriprise Financial, Inc.	3.000	04-02-25	25,000	27,235
Ares Capital Corp.	4.200	06-10-24	45,000	47,867
Cantor Fitzgerald LP (A)	4.875	05-01-24	45,000	49,883
Lazard Group LLC	4.375	03-11-29	27,000	31,405
Macquarie Bank, Ltd. (A)	3.624	06-03-30	200,000	216,766
Morgan Stanley	3.875	01-27-26	31,000	35,442
Stifel Financial Corp.	4.250	07-18-24	25,000	28,109
The Goldman Sachs Group, Inc.	3.850	01-26-27	43,000	49,135
Consumer finance 0.7%
Capital One Financial Corp.	3.900	01-29-24	45,000	49,333
Discover Financial Services	3.950	11-06-24	70,000	77,576
Diversified financial services 1.6%
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	35,000	40,368
Jefferies Financial Group, Inc.	5.500	10-18-23	29,000	31,980
Jefferies Group LLC	4.150	01-23-30	45,000	52,761
Jefferies Group LLC	4.850	01-15-27	77,000	89,773
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	55,000	58,454
Insurance 3.0%
Athene Holding, Ltd.	3.500	01-15-31	98,000	103,604
Brighthouse Financial, Inc.	3.700	06-22-27	36,000	39,149
CNO Financial Group, Inc.	5.250	05-30-29	25,000	29,973
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	34,000	43,321
New York Life Insurance Company (A)	3.750	05-15-50	24,000	28,369
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	100,000	104,250
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	73,852
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	69,000	85,083
Health care 8.6%				1,473,249
Biotechnology 1.9%
AbbVie, Inc.	3.200	11-21-29	133,000	150,798
AbbVie, Inc.	4.250	11-21-49	23,000	29,068
Gilead Sciences, Inc.	2.800	10-01-50	50,000	50,226
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	91,000	101,638
Health care providers and services 6.0%
AmerisourceBergen Corp.	2.800	05-15-30	53,000	57,470
AmerisourceBergen Corp.	3.450	12-15-27	53,000	60,487
Cottage Health Obligated Group	3.304	11-01-49	62,000	69,298
CVS Health Corp.	2.700	08-21-40	60,000	60,644
CVS Health Corp.	3.000	08-15-26	10,000	11,013
CVS Health Corp.	3.750	04-01-30	35,000	40,474
CVS Health Corp.	4.300	03-25-28	85,000	99,966
CVS Health Corp.	5.050	03-25-48	73,000	98,627
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	90,000	91,021
HCA, Inc.	4.125	06-15-29	107,000	123,576
HCA, Inc.	5.250	04-15-25	50,000	58,330
HCA, Inc.	5.250	06-15-26	32,000	37,759
Partners Healthcare System, Inc.	3.192	07-01-49	130,000	138,963
Universal Health Services, Inc. (A)	2.650	10-15-30	34,000	35,026
Universal Health Services, Inc. (A)	5.000	06-01-26	36,000	37,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.7%
Viatris, Inc. (A)	2.300	06-22-27	60,000	$63,189
Viatris, Inc. (A)	2.700	06-22-30	55,000	58,326
Industrials 12.3%				2,098,338
Aerospace and defense 2.7%
Huntington Ingalls Industries, Inc. (A)	3.844	05-01-25	25,000	27,822
Huntington Ingalls Industries, Inc. (A)	4.200	05-01-30	76,000	90,113
The Boeing Company	3.200	03-01-29	250,000	255,979
The Boeing Company	5.040	05-01-27	30,000	34,362
The Boeing Company	5.805	05-01-50	36,000	47,559
Airlines 4.0%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	109,768	94,653
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	121,826	118,781
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	20,270	16,980
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	30,887	28,880
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	40,000	41,981
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	33,720	33,604
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	105,561	102,950
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	125,414	110,663
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	111,000	117,704
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	19,334	17,808
Building products 0.7%
Carrier Global Corp. (A)	2.242	02-15-25	39,000	40,948
Carrier Global Corp. (A)	2.493	02-15-27	20,000	21,333
Johnson Controls International PLC	1.750	09-15-30	37,000	37,889
Owens Corning	3.950	08-15-29	18,000	20,580
Industrial conglomerates 1.2%
General Electric Company	4.250	05-01-40	66,000	74,991
General Electric Company	5.550	01-05-26	107,000	127,911
Machinery 0.2%
CNH Industrial Capital LLC	1.950	07-02-23	40,000	40,907
Professional services 0.8%
CoStar Group, Inc. (A)	2.800	07-15-30	56,000	58,675
IHS Markit, Ltd. (A)	4.000	03-01-26	35,000	40,028
IHS Markit, Ltd.	4.750	08-01-28	23,000	27,788
Road and rail 0.2%
Canadian Pacific Railway Company	2.050	03-05-30	33,000	34,461
Trading companies and distributors 2.5%
AerCap Ireland Capital DAC	2.875	08-14-24	150,000	153,490
Air Lease Corp.	2.875	01-15-26	40,000	41,411
Air Lease Corp.	3.625	12-01-27	20,000	21,087
Ashtead Capital, Inc. (A)	4.250	11-01-29	200,000	217,000
Information technology 15.5%				2,657,835
Communications equipment 1.2%
Motorola Solutions, Inc.	2.300	11-15-30	65,000	65,988
Motorola Solutions, Inc.	4.600	02-23-28	117,000	138,538
Electronic equipment, instruments and components 0.7%
Jabil, Inc.	3.600	01-15-30	106,000	117,022
IT services 0.8%
PayPal Holdings, Inc.	2.850	10-01-29	101,000	112,291
Visa, Inc.	2.700	04-15-40	25,000	27,704
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 8.5%
Broadcom Corp.	3.125	01-15-25	100,000	$107,751
Broadcom, Inc.	4.700	04-15-25	70,000	80,114
Broadcom, Inc.	4.750	04-15-29	191,000	227,357
Broadcom, Inc.	5.000	04-15-30	88,000	106,466
KLA Corp.	4.100	03-15-29	31,000	37,249
Lam Research Corp.	3.750	03-15-26	54,000	61,705
Lam Research Corp.	4.000	03-15-29	72,000	86,346
Lam Research Corp.	4.875	03-15-49	31,000	44,783
Marvell Technology Group, Ltd.	4.875	06-22-28	46,000	54,453
Microchip Technology, Inc.	4.333	06-01-23	61,000	66,034
Micron Technology, Inc.	4.185	02-15-27	175,000	202,053
Micron Technology, Inc.	4.975	02-06-26	21,000	24,656
Micron Technology, Inc.	5.327	02-06-29	117,000	143,211
NVIDIA Corp.	2.850	04-01-30	53,000	59,401
NXP BV (A)	3.400	05-01-30	60,000	67,596
NXP BV (A)	3.875	06-18-26	46,000	52,125
NXP BV (A)	4.875	03-01-24	25,000	28,191
Software 1.4%
Autodesk, Inc.	2.850	01-15-30	20,000	22,088
Infor, Inc. (A)	1.750	07-15-25	14,000	14,507
Oracle Corp.	2.950	04-01-30	132,000	148,103
ServiceNow, Inc.	1.400	09-01-30	61,000	59,366
Technology hardware, storage and peripherals 2.9%
Dell International LLC (A)	4.900	10-01-26	100,000	116,786
Dell International LLC (A)	5.300	10-01-29	53,000	64,025
Dell International LLC (A)	8.350	07-15-46	69,000	100,166
Hewlett Packard Enterprise Company	4.900	10-15-25	85,000	98,777
Seagate HDD Cayman (A)	4.091	06-01-29	47,000	51,950
Seagate HDD Cayman (A)	4.125	01-15-31	63,000	71,033
Materials 3.2%				547,327
Chemicals 1.3%
Albemarle Wodgina Pty, Ltd.	3.450	11-15-29	34,000	34,771
Ecolab, Inc.	1.300	01-30-31	60,000	59,670
Ecolab, Inc.	4.800	03-24-30	15,000	19,183
Nutrition & Biosciences, Inc. (A)	1.832	10-15-27	20,000	20,430
Nutrition & Biosciences, Inc. (A)	2.300	11-01-30	39,000	40,095
The Sherwin-Williams Company	2.300	05-15-30	49,000	51,628
Construction materials 0.3%
Vulcan Materials Company	3.500	06-01-30	51,000	58,275
Containers and packaging 0.9%
Colonial Enterprises, Inc. (A)	3.250	05-15-30	132,000	147,708
Metals and mining 0.2%
Newmont Corp.	2.800	10-01-29	21,000	23,006
Steel Dynamics, Inc.	3.250	01-15-31	7,000	7,782
Paper and forest products 0.5%
Georgia-Pacific LLC (A)	1.750	09-30-25	25,000	26,029
Georgia-Pacific LLC (A)	2.300	04-30-30	55,000	58,750
Real estate 4.4%				749,908
Equity real estate investment trusts 4.4%
American Homes 4 Rent LP	4.250	02-15-28	37,000	42,492
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	2.400	03-15-25	25,000	$26,570
American Tower Corp.	2.950	01-15-25	32,000	34,662
American Tower Corp.	3.550	07-15-27	56,000	63,042
American Tower Corp.	3.800	08-15-29	26,000	30,037
Crown Castle International Corp.	2.250	01-15-31	30,000	31,050
Crown Castle International Corp.	3.300	07-01-30	55,000	61,379
Crown Castle International Corp.	3.650	09-01-27	73,000	82,568
CyrusOne LP	3.450	11-15-29	45,000	48,520
Equinix, Inc.	1.550	03-15-28	65,000	65,522
Equinix, Inc.	3.200	11-18-29	106,000	117,014
GLP Capital LP	5.375	04-15-26	30,000	33,916
Prologis LP	1.250	10-15-30	35,000	34,482
SBA Tower Trust (A)	2.836	01-15-25	45,000	47,786
Ventas Realty LP	3.500	02-01-25	28,000	30,868
Utilities 3.7%				636,270
Electric utilities 2.2%
Emera US Finance LP	3.550	06-15-26	19,000	21,225
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	63,000	71,813
NRG Energy, Inc. (A)	2.450	12-02-27	66,000	67,674
NRG Energy, Inc. (A)	3.750	06-15-24	24,000	25,765
Vistra Operations Company LLC (A)	3.550	07-15-24	68,000	73,164
Vistra Operations Company LLC (A)	3.700	01-30-27	53,000	58,076
Vistra Operations Company LLC (A)	4.300	07-15-29	46,000	51,491
Gas utilities 0.7%
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	125,000	121,625
Multi-utilities 0.8%

NiSource, Inc.	1.700	02-15-31	125,000	124,618

NiSource, Inc.	3.600	05-01-30	18,000	20,819
Municipal bonds 4.2%				$717,868
(Cost $710,488)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	31,541
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	126,443
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	60,622
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	30,495
Port Authority of New York & New Jersey	1.086	07-01-23	105,000	106,199
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	149,958
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	90,000	92,523
University of California	1.316	05-15-27	65,000	65,678
University of Virginia	2.256	09-01-50	55,000	54,409

	Shares	Value
Common stocks 0.1%		$5,025
(Cost $5,199)
Utilities 0.1%		5,025
Multi-utilities 0.1%

Dominion Energy, Inc.	50	5,025
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 0.0%		$3,078
(Cost $3,200)
Utilities 0.0%		3,078
Multi-utilities 0.0%
DTE Energy Company, 6.250%	64	3,078

Total investments (Cost $15,763,680) 96.0%	$16,409,533
Other assets and liabilities, net 4.0%	689,811
Total net assets 100.0%	$17,099,344

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,019,825 or 23.5% of the portfolio's net assets as of 11-30-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.2%				$11,813,826
(Cost $11,532,860)
Communication services 18.7%				2,252,470
Diversified telecommunication services 4.2%
CenturyLink, Inc. (A)	4.000	02-15-27	28,000	28,945
CenturyLink, Inc. (A)	4.500	01-15-29	75,000	76,500
Cincinnati Bell, Inc. (A)	7.000	07-15-24	103,000	106,478
GCI LLC (A)	4.750	10-15-28	35,000	36,801
Radiate Holdco LLC (A)	6.500	09-15-28	42,000	44,621
Switch, Ltd. (A)	3.750	09-15-28	14,000	14,204
Telecom Argentina SA (A)	6.500	06-15-21	24,000	23,280
Telecom Argentina SA (A)	8.000	07-18-26	46,000	41,975
Telecom Italia Capital SA	7.200	07-18-36	106,000	135,680
Entertainment 3.1%
Cable One, Inc. (A)	4.000	11-15-30	23,000	23,949
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	48,000	48,240
Netflix, Inc.	4.875	04-15-28	96,000	109,920
Netflix, Inc. (A)	4.875	06-15-30	35,000	40,469
Netflix, Inc.	5.875	11-15-28	125,000	150,960
Interactive media and services 1.1%
ANGI Group LLC (A)	3.875	08-15-28	37,000	36,585
Match Group Holdings II LLC (A)	4.125	08-01-30	43,000	44,505
Twitter, Inc. (A)	3.875	12-15-27	50,000	52,313
Media 5.1%
CSC Holdings LLC (A)	5.750	01-15-30	200,000	215,798
CSC Holdings LLC	5.875	09-15-22	61,000	64,889
MDC Partners, Inc. (A)	6.500	05-01-24	120,000	118,200
Meredith Corp.	6.875	02-01-26	99,000	98,505
National CineMedia LLC (A)	5.875	04-15-28	32,000	25,000
Sirius XM Radio, Inc. (A)	5.000	08-01-27	87,000	91,543
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 5.2%
Oztel Holdings SPC, Ltd. (A)	6.625	04-24-28	200,000	$208,185
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	197,500
Sprint Corp.	7.875	09-15-23	82,000	94,505
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	100,000	122,920
Consumer discretionary 16.0%				1,922,431
Automobiles 5.2%
Ford Motor Credit Company LLC	4.125	08-17-27	200,000	206,750
Ford Motor Credit Company LLC	4.134	08-04-25	200,000	207,000
Ford Motor Credit Company LLC	5.113	05-03-29	200,000	215,800
Diversified consumer services 1.3%
Laureate Education, Inc. (A)	8.250	05-01-25	46,000	48,760
Service Corp. International	3.375	08-15-30	28,000	28,700
Sotheby's (A)	7.375	10-15-27	75,000	78,750
Hotels, restaurants and leisure 6.9%
Bally's Corp. (A)	6.750	06-01-27	78,000	81,510
Caesars Resort Collection LLC (A)	5.750	07-01-25	25,000	26,469
CCM Merger, Inc. (A)	6.375	05-01-26	26,000	27,173
Connect Finco SARL (A)	6.750	10-01-26	90,000	93,267
Dave & Buster's, Inc. (A)	7.625	11-01-25	10,000	10,375
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	35,000	36,794
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	43,000	46,359
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	15,000	16,144
International Game Technology PLC (A)	6.500	02-15-25	75,000	82,688
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	64,960
MGM Resorts International	4.750	10-15-28	80,000	83,300
New Red Finance, Inc. (A)	4.000	10-15-30	111,000	110,723
Wyndham Destinations, Inc. (A)	4.625	03-01-30	33,000	34,124
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	20,000	20,455
Yum! Brands, Inc.	3.625	03-15-31	50,000	49,875
Yum! Brands, Inc. (A)	4.750	01-15-30	42,000	45,404
Internet and direct marketing retail 0.7%
QVC, Inc.	4.375	03-15-23	75,000	78,563
Multiline retail 0.2%
Macy's, Inc. (A)	8.375	06-15-25	20,000	21,799
Specialty retail 1.0%
Asbury Automotive Group, Inc.	4.750	03-01-30	50,000	52,625
Group 1 Automotive, Inc. (A)	4.000	08-15-28	10,000	10,233
Ken Garff Automotive LLC (A)	4.875	09-15-28	30,000	30,450
Michaels Stores, Inc. (A)	4.750	10-01-27	17,000	17,000
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	7,000	7,273
Textiles, apparel and luxury goods 0.7%
Hanesbrands, Inc. (A)	5.375	05-15-25	48,000	51,090
Levi Strauss & Company	5.000	05-01-25	37,000	38,018
Consumer staples 4.9%				587,494
Food and staples retailing 1.7%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	80,000	81,800
Albertsons Companies, Inc. (A)	3.250	03-15-26	25,000	25,259
Albertsons Companies, Inc. (A)	3.500	03-15-29	71,000	70,823
Albertsons Companies, Inc. (A)	4.875	02-15-30	22,000	24,061
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 3.0%
Kraft Heinz Foods Company (A)	5.500	06-01-50	35,000	$43,282
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	3,000	3,330
NBM US Holdings, Inc. (A)	6.625	08-06-29	200,000	224,202
Post Holdings, Inc. (A)	5.500	12-15-29	30,000	32,550
Simmons Foods, Inc. (A)	5.750	11-01-24	52,000	53,170
Household products 0.2%
Edgewell Personal Care Company (A)	5.500	06-01-28	27,000	29,017
Energy 8.6%				1,032,790
Energy equipment and services 1.4%
CSI Compressco LP (A)	7.500	04-01-25	88,000	78,888
CSI Compressco LP (A)	7.500	04-01-25	27,000	24,204
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	86,911	63,445
Oil, gas and consumable fuels 7.2%
Altera Infrastructure LP (A)	8.500	07-15-23	72,000	59,620
Antero Resources Corp.	5.000	03-01-25	2,000	1,590
Cheniere Energy Partners LP	4.500	10-01-29	75,000	78,152
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	41,000	32,800
Leviathan Bond, Ltd. (A)	6.500	06-30-27	83,000	91,057
Leviathan Bond, Ltd. (A)	6.750	06-30-30	16,000	17,547
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	217,490
Petrobras Global Finance BV	5.093	01-15-30	184,000	201,912
Petrobras Global Finance BV	6.900	03-19-49	57,000	69,255
Targa Resources Partners LP	5.875	04-15-26	92,000	96,830
Financials 13.1%				1,578,005
Banks 7.9%
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	200,000	204,310
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	153,709
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	66,725
Freedom Mortgage Corp. (A)	8.125	11-15-24	71,000	73,130
Freedom Mortgage Corp. (A)	8.250	04-15-25	30,000	30,825
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	217,100
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	200,000	208,072
Capital markets 1.8%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	200,000	217,740
Consumer finance 1.0%
Enova International, Inc. (A)	8.500	09-01-24	1,000	945
Enova International, Inc. (A)	8.500	09-15-25	84,000	79,590
OneMain Finance Corp.	6.875	03-15-25	31,000	35,495
Diversified financial services 1.2%
Brightstar Escrow Corp. (A)	9.750	10-15-25	27,000	27,921
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	59,000	62,761
Refinitiv US Holdings, Inc. (A)	6.250	05-15-26	13,000	13,878
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	20,000	21,800
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	22,000
Thrifts and mortgage finance 1.2%
Ladder Capital Finance Holdings LLLP (A)	5.250	03-15-22	18,000	17,955
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	37,000	38,526
Nationstar Mortgage Holdings, Inc. (A)	9.125	07-15-26	38,000	40,803
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Radian Group, Inc.	4.500	10-01-24	43,000	$44,720
Health care 6.9%				831,695
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27	26,000	26,660
Health care providers and services 4.9%
Centene Corp.	3.000	10-15-30	74,000	77,896
Centene Corp.	4.250	12-15-27	25,000	26,609
Centene Corp.	4.625	12-15-29	23,000	25,217
Centene Corp. (A)	5.375	06-01-26	77,000	80,946
DaVita, Inc. (A)	3.750	02-15-31	73,000	72,726
DaVita, Inc. (A)	4.625	06-01-30	55,000	57,819
Encompass Health Corp.	4.500	02-01-28	29,000	30,347
Encompass Health Corp.	4.625	04-01-31	29,000	30,927
MEDNAX, Inc. (A)	5.250	12-01-23	40,000	40,399
MEDNAX, Inc. (A)	6.250	01-15-27	68,000	72,842
Select Medical Corp. (A)	6.250	08-15-26	56,000	59,780
Team Health Holdings, Inc. (A)	6.375	02-01-25	20,000	15,412
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	15,000	15,806
Pharmaceuticals 1.7%
Bausch Health Companies, Inc. (A)	5.250	01-30-30	36,000	36,803
Bausch Health Companies, Inc. (A)	6.125	04-15-25	85,000	87,456
Bausch Health Companies, Inc. (A)	6.250	02-15-29	50,000	53,000
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	21,050
Industrials 12.0%				1,439,554
Aerospace and defense 2.6%
Howmet Aerospace, Inc.	5.125	10-01-24	98,000	106,565
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	65,000	68,101
TransDigm, Inc.	5.500	11-15-27	130,000	134,160
Air freight and logistics 0.3%
XPO Logistics, Inc. (A)	6.500	06-15-22	38,000	38,036
Airlines 0.6%
Delta Air Lines, Inc.	4.375	04-19-28	70,000	68,573
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	37,713
Builders FirstSource, Inc. (A)	6.750	06-01-27	11,000	11,894
Commercial services and supplies 2.6%
APX Group, Inc.	7.625	09-01-23	60,000	62,250
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	96,362
Graphic Packaging International LLC (A)	3.500	03-01-29	40,000	40,962
Harsco Corp. (A)	5.750	07-31-27	27,000	28,553
LSC Communications, Inc. (A)(C)	8.750	10-15-23	80,000	12,600
Prime Security Services Borrower LLC (A)	3.375	08-31-27	12,000	11,850
Prime Security Services Borrower LLC (A)	6.250	01-15-28	24,000	25,228
Stericycle, Inc. (A)	3.875	01-15-29	15,000	15,600
Williams Scotsman International, Inc. (A)	4.625	08-15-28	14,000	14,560
Construction and engineering 1.6%
AECOM	5.125	03-15-27	121,000	135,218
MasTec, Inc. (A)	4.500	08-15-28	36,000	37,605
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	6,000	6,422
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Tutor Perini Corp. (A)	6.875	05-01-25	17,000	$17,044
Machinery 0.4%
Clark Equipment Company (A)	5.875	06-01-25	10,000	10,538
Hillenbrand, Inc.	5.750	06-15-25	17,000	18,190
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	23,348
Road and rail 1.1%
Uber Technologies, Inc. (A)	7.500	05-15-25	45,000	48,038
Uber Technologies, Inc. (A)	7.500	09-15-27	79,000	86,209
Trading companies and distributors 2.4%
Ahern Rentals, Inc. (A)	7.375	05-15-23	51,000	35,318
H&E Equipment Services, Inc. (A)	3.875	12-15-28	65,000	65,000
H&E Equipment Services, Inc.	5.625	09-01-25	38,000	39,721
United Rentals North America, Inc.	3.875	11-15-27	30,000	31,438
United Rentals North America, Inc.	3.875	02-15-31	31,000	32,395
United Rentals North America, Inc.	4.875	01-15-28	75,000	80,063
Information technology 3.3%				400,869
IT services 1.5%
Gartner, Inc. (A)	3.750	10-01-30	14,000	14,564
Gartner, Inc. (A)	4.500	07-01-28	15,000	15,750
Sabre GLBL, Inc. (A)	7.375	09-01-25	20,000	21,550
Tempo Acquisition LLC (A)	6.750	06-01-25	20,000	20,500
VeriSign, Inc.	4.750	07-15-27	42,000	44,951
VeriSign, Inc.	5.250	04-01-25	50,000	56,750
Semiconductors and semiconductor equipment 0.6%
Microchip Technology, Inc. (A)	4.250	09-01-25	35,000	36,696
Qorvo, Inc. (A)	3.375	04-01-31	38,000	38,673
Software 0.8%
j2 Global, Inc. (A)	4.625	10-15-30	45,000	46,681
LogMeIn, Inc. (A)	5.500	09-01-27	40,000	41,500
PTC, Inc. (A)	4.000	02-15-28	11,000	11,454
Technology hardware, storage and peripherals 0.4%
CDW LLC	3.250	02-15-29	30,000	30,078
Xerox Holdings Corp. (A)	5.500	08-15-28	21,000	21,722
Materials 10.9%				1,308,341
Chemicals 2.9%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (A)	8.500	01-23-81	200,000	220,200
Methanex Corp.	4.250	12-01-24	45,000	46,125
Methanex Corp.	5.250	12-15-29	55,000	57,619
WR Grace & Company (A)	4.875	06-15-27	20,000	20,950
Construction materials 2.4%
Cemex SAB de CV (A)	7.375	06-05-27	200,000	224,440
Standard Industries, Inc. (A)	3.375	01-15-31	28,000	28,105
Standard Industries, Inc. (A)	5.000	02-15-27	12,000	12,585
US Concrete, Inc. (A)	5.125	03-01-29	27,000	27,781
Containers and packaging 2.6%
Ardagh Packaging Finance PLC (A)	6.000	02-15-25	200,000	207,240
Graham Packaging Company, Inc. (A)	7.125	08-15-28	5,000	5,363
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	28,000	30,310
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27	70,000	71,187
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 2.6%
Arconic Corp. (A)	6.000	05-15-25	15,000	$16,163
Arconic Corp. (A)	6.125	02-15-28	35,000	37,975
Commercial Metals Company	5.375	07-15-27	27,000	28,485
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	200,000	209,250
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,825
Paper and forest products 0.4%
Boise Cascade Company (A)	4.875	07-01-30	10,000	10,850
Norbord, Inc. (A)	6.250	04-15-23	35,000	37,888
Real estate 1.7%				206,956
Equity real estate investment trusts 1.7%
MGM Growth Properties Operating Partnership LP (A)	3.875	02-15-29	43,000	43,430
SBA Communications Corp. (A)	3.875	02-15-27	67,000	69,010
VICI Properties LP (A)	4.125	08-15-30	40,000	41,232
VICI Properties LP (A)	4.625	12-01-29	50,000	53,284
Utilities 2.1%				253,221
Electric utilities 0.8%
DPL, Inc. (A)	4.125	07-01-25	40,000	42,500
NRG Energy, Inc. (A)	3.375	02-15-29	14,000	14,298
NRG Energy, Inc. (A)	3.625	02-15-31	35,000	36,313
Gas utilities 0.5%
AmeriGas Partners LP	5.500	05-20-25	60,000	66,000
Independent power and renewable electricity producers 0.8%
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	60,000	63,450
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	28,000	30,660

	Shares	Value
Preferred securities 0.7%		$83,835
(Cost $71,820)
Information technology 0.7%		83,835
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc., 8.000%	63	83,835

Total investments (Cost $11,604,680) 98.9%	$11,897,661
Other assets and liabilities, net 1.1%	133,881
Total net assets 100.0%	$12,031,542

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,007,020 or 58.2% of the portfolio's net assets as of 11-30-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 11-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 35.6%				$4,842,949
(Cost $4,745,874)
Commercial and residential 23.2%				3,158,373
Arroyo Mortgage Trust Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	99,876	102,890
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	100,000	108,129
Series 2015-200P, Class C (A)(B)	3.716	04-14-33	115,000	122,949
BBCMS Trust Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	108,032
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	115,000	119,534
Series 2019-B12, Class A2	3.001	08-15-52	100,000	106,174
Series 2019-B14, Class A2	2.915	12-15-62	45,000	47,836
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (A)	3.613	10-26-48	70,306	73,211
Series 2019-2, Class A1 (A)	2.879	07-25-49	64,152	65,942
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.462	03-15-37	115,000	114,284
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (A)(C)	1.071	10-15-37	100,000	99,940
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	1.891	12-15-37	115,000	114,135
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3	2.935	04-10-48	84,588	89,273
Series 2015-GC29, Class A4	3.192	04-10-48	100,000	108,064
Series 2015-GC33, Class A4	3.778	09-10-58	100,000	111,360
Series 2019-PRM, Class A (A)	3.341	05-10-36	115,000	121,450
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	162,496
Series 2020-GC46, Class A2	2.708	02-15-53	50,000	52,264
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (A)(B)	3.337	05-25-49	38,080	38,374
Series 2020-1, Class A1 (A)(B)	2.488	02-25-50	73,257	74,090
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A3	3.326	11-10-47	25,000	26,579
Series 2016-CR28, Class A4	3.762	02-10-49	50,000	56,231
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	100,000	98,974
Ellington Financial Mortgage Trust Series 2020-2, Class A1 (A)(B)	1.178	10-25-65	96,353	96,379
GCAT Trust
Series 2019-NQM1, Class A1 (A)	2.985	02-25-59	62,070	63,266
Series 2020-NQM1, Class A1 (A)	2.247	01-25-60	78,883	80,654
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	80,000	81,871
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	119,953
Irvine Core Office Trust Series 2013-IRV, Class A2 (A)(B)	3.279	05-15-48	115,000	119,727
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	1.191	05-15-36	100,000	98,937
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	50,000	55,770
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	1.541	11-15-34	115,000	114,354
Starwood Mortgage Residential Trust Series 2020-1, Class A1 (A)(B)	2.275	02-25-50	73,679	75,251
Visio Trust Series 2020-1R, Class A1 (A)	1.312	11-25-55	130,000	130,000
U.S. Government Agency 12.4%				1,684,576
Federal Home Loan Mortgage Corp.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K038, Class A2	3.389	03-25-24	100,000	$108,897
Series K040, Class A2	3.241	09-25-24	150,000	164,218
Series K048, Class A2 (B)	3.284	06-25-25	75,000	83,440
Series K048, Class X1 IO	0.363	06-25-25	10,455,499	104,215
Series K049, Class A2	3.010	07-25-25	65,000	71,545
Series K052, Class A2	3.151	11-25-25	35,000	38,916
Series K727, Class A2	2.946	07-25-24	225,000	242,088
Federal National Mortgage Association Series 2015-M13, Class A2 (B)	2.801	06-25-25	150,000	160,422
Government National Mortgage Association
Series 2020-108, Class IO	0.948	06-16-62	1,030,127	86,523
Series 2020-114, Class IO	0.930	09-16-62	1,095,783	92,755
Series 2020-118, Class IO	1.059	06-16-62	1,099,503	95,889
Series 2020-120, Class IO	0.882	05-16-62	1,170,207	97,115
Series 2020-137, Class IO	0.911	09-16-62	977,362	83,761
Series 2020-150, Class IO	0.983	12-16-62	1,308,090	113,592
Series 2020-170, Class IO	0.886	11-16-62	635,000	54,858

Series 2020-92, Class IO	1.016	02-16-62	973,959	86,342
Asset backed securities 62.8%				$8,533,042
(Cost $8,447,801)
Asset backed securities 62.8%				8,533,042
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C	1.590	10-20-25	37,000	37,584
AMSR Trust
Series 2020-SFR1, Class A (A)	1.819	04-17-37	99,904	101,529
Series 2020-SFR2, Class A (A)	1.632	07-17-37	200,000	202,922
Series 2020-SFR4, Class A (A)	1.355	11-17-37	100,000	100,582
Applebee's Funding LLC Series 2019-1A, Class A2I (A)	4.194	06-07-49	115,000	112,375
Arbys Funding LLC Series 2020-1A, Class A2 (A)	3.237	07-30-50	82,793	84,574
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (A)	3.450	03-20-23	100,000	102,695
Series 2020-1A, Class A (A)	2.330	08-20-26	100,000	102,730
Bojangles Issuer LLC Series 2020-1A, Class A2 (A)	3.832	10-20-50	32,000	32,250
CarMax Auto Owner Trust
Series 2019-3, Class A4	2.300	04-15-25	100,000	104,372
Series 2020-3, Class A3	0.620	03-17-25	100,000	100,548
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	94,897	97,913
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	104,142
CLI Funding VI LLC Series 2020-1A, Class A (A)	2.080	09-18-45	97,333	97,721
CoreVest American Finance Trust
Series 2019-3, Class A (A)	2.705	10-15-52	98,437	103,639
Series 2020-3, Class A (A)	1.358	08-15-53	99,806	99,519
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	116,700	124,043
Series 2019-1A, Class A2I (A)	3.787	05-20-49	98,750	101,365
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	111,550	119,602
DRB Prime Student Loan Trust Series 2015-D, Class A2 (A)	3.200	01-25-40	65,470	66,130
Driven Brands Funding LLC Series 2020-2A, Class A2 (A)	3.237	01-20-51	130,000	130,196
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (A)	2.610	01-25-34	67,349	69,622
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Exeter Automobile Receivables Trust Series 2020-1A, Class C (A)	2.490	01-15-25	100,000	$102,654
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	09-17-25	150,000	150,977
Series 2020-SFR2, Class A (A)	1.266	10-19-37	106,000	106,167
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	114,138	118,836
Ford Credit Auto Owner Trust
Series 2018-2, Class A (A)	3.470	01-15-30	100,000	107,392
Series 2020-1, Class A (A)	2.040	08-15-31	100,000	105,113
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	189,000	204,205
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4	1.740	08-18-25	78,000	80,879
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (A)	2.900	04-15-26	100,000	107,544
Golden Credit Card Trust Series 2018-4A, Class A (A)	3.440	08-15-25	115,000	124,341
Hilton Grand Vacations Trust Series 2018-AA, Class A (A)	3.540	02-25-32	71,578	75,936
Home Partners of America Trust Series 2019-1, Class A (A)	2.908	09-17-39	94,875	99,967
Jack in the Box Funding LLC Series 2019-1A, Class A2I (A)	3.982	08-25-49	119,100	122,041
John Deere Owner Trust
Series 2020-A, Class A4	1.210	11-16-26	85,000	86,675
Series 2020-B, Class A4	0.720	06-15-27	125,000	126,053
MVW LLC Series 2020-1A, Class A (A)	1.740	10-20-37	92,687	94,293
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	44,529	46,268
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2 (A)	2.120	01-15-69	100,000	102,614
Series 2020-GA, Class A (A)	1.170	09-16-69	139,987	140,760
Navient Student Loan Trust Series 2020-2A, Class A1A (A)	1.320	08-26-69	100,000	99,984
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (C)	0.375	01-25-37	93,958	92,194
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4	2.890	06-17-24	155,000	158,600
Series 2020-A, Class A3	1.380	12-16-24	86,000	87,493
Series 2020-B, Class A4	0.710	02-16-27	16,000	16,089
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	170,000	175,425
Series 2020-1A, Class A2 (A)	3.101	02-15-28	64,000	65,281
PFS Financing Corp. Series 2020-E, Class A (A)	1.000	10-15-25	122,000	122,463
Progress Residential Trust
Series 2020-SFR1, Class A (A)	1.732	04-17-37	100,000	101,473
Series 2020-SFR2, Class A (A)	2.078	06-17-37	100,000	102,528
Santander Revolving Auto Loan Trust Series 2019-A, Class A (A)	2.510	01-26-32	120,000	127,691
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (A)	3.230	10-20-24	115,000	115,415
Series 2020-1A, Class A3 (A)	1.190	10-20-27	100,000	100,596
ServiceMaster Funding LLC Series 2020-1, Class A2II (A)	3.337	01-30-51	100,000	100,201
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	110,969	113,714
Series 2019-B, Class A2A (A)	2.840	06-15-37	100,000	104,777
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sonic Capital LLC Series 2020-1A, Class A2I (A)	3.845	01-20-50	158,800	$168,511
Taco Bell Funding LLC Series 2018-1A, Class A2I (A)	4.318	11-25-48	58,800	59,710
Tesla Auto Lease Trust Series 2020-A, Class A4 (A)	0.780	12-20-23	100,000	100,621
TIF Funding II LLC Series 2020-1A, Class A (A)	2.090	08-20-45	196,250	196,807
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.553	10-25-53	100,000	105,127
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	105,799	108,419
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	55,446	57,572
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	129,484	136,280
Series 2019-1, Class A1 (A)(B)	3.724	03-25-58	116,591	125,091
Series 2020-4, Class A1 (A)	1.750	10-25-60	97,947	100,032
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	165,433
Series 2020-1A, Class A (A)	1.350	05-25-33	100,000	102,692
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	100,000	100,652
Series 2020-C, Class A3	0.440	10-15-24	32,000	32,098
Series 2020-C, Class A4	0.570	10-15-25	24,000	24,099
Tricon American Homes Trust Series 2020-SFR2, Class A (A)	1.482	11-17-39	100,000	100,071
Triton Container Finance VIII LLC Series 2020-1A, Class A (A)	2.110	09-20-45	197,167	198,023
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	86,900	90,970
Series 2020-2A, Class A2 (A)	1.992	09-15-45	200,000	201,020
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	93,000	93,232
Series 2020-C, Class C	0.770	04-21-25	72,000	72,116
VR Funding LLC Series 2020-1A, Class A (A)	2.790	11-15-50	116,972	110,485
Wingstop Funding LLC Series 2020-1A, Class A2 (A)	2.841	12-05-50	100,000	101,289

Total investments (Cost $13,193,675) 98.4%	$13,375,991
Other assets and liabilities, net 1.6%	219,029
Total net assets 100.0%	$13,595,020

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,419,570 or 69.3% of the portfolio's net assets as of 11-30-20.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$16,409,533	$11,897,661	$13,375,991
Cash	1,007,952	170,109	622,165
Dividends and interest receivable	142,879	170,385	29,814
Receivable for fund shares sold	77,382	1,772	50,734
Receivable for investments sold	4,560	—	—
Receivable from affiliates	1,657	1,381	1,455
Other assets	19,013	18,992	19,004
Total assets	17,662,976	12,260,300	14,099,163
Liabilities
Distributions payable	43,435	53,456	27,918
Payable for investments purchased	496,999	154,270	455,904
Payable for fund shares repurchased	5,338	3,407	2,665
Payable to affiliates
Accounting and legal services fees	432	304	361
Trustees' fees	88	87	88
Other liabilities and accrued expenses	17,340	17,234	17,207
Total liabilities	563,632	228,758	504,143
Net assets	$17,099,344	$12,031,542	$13,595,020
Net assets consist of
Paid-in capital	$16,483,063	$12,125,027	$13,411,018
Total distributable earnings (loss)	616,281	(93,485)	184,002
Net assets	$17,099,344	$12,031,542	$13,595,020
Unaffiliated investments, at cost	$15,763,680	$11,604,680	$13,193,675
Total investments, at cost	15,763,680	11,604,680	13,193,675
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$17,099,344	$12,031,542	$13,595,020
Shares outstanding	1,615,203	1,229,735	1,331,698
Net asset value per share	$10.59	$9.78	$10.21
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

STATEMENTS OF OPERATIONS For the six months ended 11-30-20 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$157,581	$230,367	$127,785
Dividends from unaffiliated investments	281	2,520	—
Total investment income	157,862	232,887	127,785
Expenses
Investment management fees	36,434	28,950	32,240
Accounting and legal services fees	1,096	865	969
Trustees' fees	120	107	116
Custodian fees	551	648	693
State registration fees	5,881	5,880	5,879
Printing and postage	8,607	8,661	8,607
Professional fees	19,701	19,167	18,574
Other	7,219	7,208	7,217
Total expenses	79,609	71,486	74,295
Less expense reductions	(79,609)	(71,486)	(74,295)
Net expenses	—	—	—
Net investment income	157,862	232,887	127,785
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	78,195	(92,217)	28,236
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	566,841	772,962	208,685
Net realized and unrealized gain	645,036	680,745	236,921
Increase in net assets from operations	$802,898	$913,632	$364,706
26	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
Increase (decrease) in net assets	Six months ended 11-30-20 (unaudited)	Period ended 5-31-20[1]	Six months ended 11-30-20 (unaudited)	Period ended 5-31-20[1]	Six months ended 11-30-20 (unaudited)	Period ended 5-31-20[1]
From operations
Net investment income	$157,862	$243,199	$232,887	$416,308	$127,785	$202,048
Net realized gain (loss)	78,195	(21,704)	(92,217)	(222,864)	28,236	10,755
Change in net unrealized appreciation (depreciation)	566,841	79,012	772,962	(479,981)	208,685	(26,369)
Increase (decrease) in net assets resulting from operations	802,898	300,507	913,632	(286,537)	364,706	186,434
Distributions to shareholders
From net investment income and realized gain	(201,974)	(285,150)	(277,525)	(443,055)	(144,430)	(222,708)
Total distributions	(201,974)	(285,150)	(277,525)	(443,055)	(144,430)	(222,708)
From portfolio share transactions	8,277,976	8,205,087	4,041,886	8,083,141	5,270,884	8,140,134
Total increase	8,878,900	8,220,444	4,677,993	7,353,549	5,491,160	8,103,860
Net assets
Beginning of period	8,220,444	—	7,353,549	—	8,103,860	—
End of period	$17,099,344	$8,220,444	$12,031,542	$7,353,549	$13,595,020	$8,103,860

[1]	Period from 7-9-19 (commencement of operations) to 5-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

Financial Highlights
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-20 [1]	5-31-20 [2]
Per share operating performance
Net asset value, beginning of period	$10.02	$10.00
Net investment income[3]	0.14	0.30
Net realized and unrealized gain (loss) on investments	0.61	0.07
Total from investment operations	0.75	0.37
Less distributions
From net investment income	(0.18)	(0.35)
Net asset value, end of period	$10.59	$10.02
Total return (%)[4]	7.57 [5]	3.74 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38 [6]	1.87 [6]
Expenses including reductions	— [6]	— [6]
Net investment income	2.73 [6]	3.33 [6]
Portfolio turnover (%)	19	39

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-20 [1]	5-31-20 [2]
Per share operating performance
Net asset value, beginning of period	$9.10	$10.00
Net investment income[3]	0.24	0.52
Net realized and unrealized gain (loss) on investments	0.73	(0.87)
Total from investment operations	0.97	(0.35)
Less distributions
From net investment income	(0.29)	(0.55)
Net asset value, end of period	$9.78	$9.10
Total return (%)[4]	10.79 [5]	(3.62) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56 [6]	1.93 [6]
Expenses including reductions	— [6]	0.00 [6,7]
Net investment income	5.07 [6]	6.03 [6]
Portfolio turnover (%)	22	40

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
28	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	11-30-20 [1]	5-31-20 [2]
Per share operating performance
Net asset value, beginning of period	$9.96	$10.00
Net investment income[3]	0.13	0.25
Net realized and unrealized gain (loss) on investments	0.26	(0.02)
Total from investment operations	0.39	0.23
Less distributions
From net investment income	(0.14)	(0.27)
Net asset value, end of period	$10.21	$9.96
Total return (%)[4]	3.98 [5]	2.37 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46 [6]	1.86 [6]
Expenses including reductions	— [6]	— [6]
Net investment income	2.50 [6]	2.80 [6]
Portfolio turnover (%)	15	41

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	29

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio is to seek high level of current income consistent with prudent investment risk.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$216,000	—	$216,000	—
Corporate bonds	15,467,562	—	15,467,562	—
Municipal bonds	717,868	—	717,868	—
Common stocks	5,025	$5,025	—	—
Preferred securities	3,078	3,078	—	—
Total investments in securities	$16,409,533	$8,103	$16,401,430	—

30	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$11,813,826	—	$11,813,826	—
Preferred securities	83,835	$83,835	—	—
Total investments in securities	$11,897,661	$83,835	$11,813,826	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$4,842,949	—	$4,842,949	—
Asset backed securities	8,533,042	—	8,533,042	—
Total investments in securities	$13,375,991	—	$13,375,991	—
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	31

agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended November 30, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees, including upfront fees, for the six months ended November 30, 2020 were as follows:
Portfolio	Commitment fee
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$2,723
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	2,721
Managed Account Shares Securitized Debt Portfolio	2,723
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios' relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$30,273	—
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	228,624	—
As of May 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on November 30, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$15,823,720	$654,699	$(68,886)	$585,813
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	11,659,633	399,460	(161,432)	238,028
Managed Account Shares Securitized Debt Portfolio	13,211,138	183,492	(18,639)	164,853
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are attributable to distributions payable, amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
32	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios' average daily net assets on an annualized basis. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive all of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Portfolio	Expense Reimbursement
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$79,609
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	71,486
Managed Account Shares Securitized Debt Portfolio	74,295
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.00% of each portfolio's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets. For the six months ended November 30, 2020, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the six months ended November 30, 2020, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended November 30, 2020 and for the period ended May 31, 2020 were as follows:
	Six Months Ended 11-30-20		Period Ended 5-31-20[1]
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	841,124	$8,760,543	820,258	$8,205,087
Repurchased	(46,179)	(482,567)	—	—
Net increase	794,945	$8,277,976	820,258	$8,205,087
Total net increase	794,945	$8,277,976	820,258	$8,205,087

	Six Months Ended 11-30-20		Period Ended 5-31-20[1]
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	429,107	$4,117,309	808,388	$8,083,141
Repurchased	(7,760)	(75,423)	—	—
Net increase	421,347	$4,041,886	808,388	$8,083,141
Total net increase	421,347	$4,041,886	808,388	$8,083,141

SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	33

	Six Months Ended 11-30-20		Period Ended 5-31-20[1]
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	559,143	$5,693,488	814,478	$8,145,220
Repurchased	(41,415)	(422,604)	(508)	(5,086)
Net increase	517,728	$5,270,884	813,970	$8,140,134
Total net increase	517,728	$5,270,884	813,970	$8,140,134

[1]	Period from 7-9-19 (commencement of operations) to 5-31-20.
Affiliates of the portfolios owned 50%, 65% and 60% of shares of Managed Account Shares Investment-Grade Corporate Bond Portfolio, Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and Managed Account Shares Securitized Debt Portfolio on November 30, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended November 30, 2020:

Portfolio	Purchases	Sales
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$9,960,447	$2,242,469
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	6,055,278	1,972,531
Managed Account Shares Securitized Debt Portfolio	6,670,430	1,517,819
Note 7—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the portfolios invest. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
Note 9—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
34	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the

____________________
1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

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management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the period from July 31, 2019 through December 31, 2019. The Board also noted that the fund outperformed its peer group median for the period from July 31, 2019 through December 31, 2019. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group as noted above. The Board noted the relatively recent inception period of the fund. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were in-line with the peer group median.

The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund's net total expenses to zero. The Board also took into account management's discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)	also took into account management's discussion of the fund's advisory fee structure; and
(c)	also considered the potential effect of the fund's future growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       37

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds; and
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.
(4)	Noted that the subadvisory fees are paid by the Advisor not the fund.

***

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the

____________________
1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

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management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the period from July 31, 2019 through December 31, 2019. The Board also noted that the fund outperformed its peer group median for the period from July 31, 2019 through December 31, 2019. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group as noted above. The Board noted the relatively recent inception period of the fund. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were in-line with the peer group median.

The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund's net total expenses to zero. The Board also took into account management's discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)	also took into account management's discussion of the fund's advisory fee structure; and
(c)	also considered the potential effect of the fund's future growth in size on their performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds; and
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

***

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Securitized Debt Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the

___________________
1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

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management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the period from July 31, 2019 through December 31, 2019. The Board took into account management's discussion of the fund's performance, and noted the relatively recent inception period of the fund.. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were in-line with the peer group median.

The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund's net total expenses to zero. The Board also took into account management's discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

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(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)	also took into account management's discussion of the fund's advisory fee structure; and
(c)	also considered the potential effect of the fund's future growth in size on their performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the

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placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group median and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate; and
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

***

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       46

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke1,*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 1-800-247-0278.

You can also contact us:
1-800-247-0278 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       47

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 1-800-247-0278, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 1-800-247-0278 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1438870	JHMASSA 11/20 1/2021

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 13, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 13, 2021

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 13, 2021